SIGNED
SEC. FILE NOS. 33-26431
               811-5750

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

   FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 14
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 16

THE TAX-EXEMPT MONEY FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
 555 S. Flower Street, 23rd Floor
 Los Angeles, CA  90071-2371
(Counsel for the Registrant)

   Title of Securities being Registered: Shares of Beneficial Interest Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 1997, pursuant to paragraph (b) of rule 485.


                    THE TAX-EXEMPT MONEY FUND OF AMERICA
                           CROSS REFERENCE SHEET

Item Number of

Part "A" of Form N-1A                             Captions in Prospectus (Part "A")



  1.      Cover Page                              Cover Page

  2.      Synopsis                                Expenses

  3.      Condensed Financial Information         Financial Highlights; Investment Results

  4.      General Description of Registrant       Fund Organization and Management; Investment Policies and
                                                  Risks; Securities and Investment Techniques

  5.      Management of the Fund                  Financial Highlights;  Fund Organization and Management

  6.      Capital Stock and Other Securities      Investment  Policies and Risks;

                                                  Fund Organization and Management;

                                                  Dividends, Distributions and Taxes

  7.      Purchase of Securities Being Offered    Purchasing Shares; Fund Organization and Management; Dividends, Distributions
                                                  and Taxes

  8.      Redemption or Repurchase                Selling Shares

  9.      Legal Proceedings                       N/A



Item Number of                                    Captions in Statement of

Part "B" of Form N-1A                             Additional Information (Part "B")



 10.      Cover Page                              Cover Page

 11.      Table of Contents                       Table of Contents

 12.      General Information and History         N/A

 13.      Investment Objectives and Policies      Description of Certain Securities ; Investment Restrictions

 14.      Management of the Registrant            Trust Officers and Trustees

 15.      Control Persons and Principal Holders   Trust Officers and Trustees

          of Securities

 16.      Investment Advisory and Other Services    Trust Officers and Trustees; Fund Organization and Management (Part "A")

 17.      Brokerage Allocation and Other Practices   Execution of Portfolio Transactions; Fund Organization and
                                                     Management (Part "A")

 18.      Capital Stock and Other Securities      None

 19.      Purchase, Redemption and Pricing of     Purchase of Shares; Redeeming Shares; Shareholder

          Securities Being Offered                Account Services and Privileges; Purchasing Shares
                                                  (Part "A"); General Information

 20.      Tax Status                              Dividends and Distributions

 21.      Underwriter                             Management -- Principal Underwriter; Fund Organization and Management (Part "A")


 22.      Calculation of Performance Data         Investment Results

 23.      Financial Statements                    Financial Statements



Item in Part "C"



 24.      Financial Statements and Exhibits

 25.      Persons Controlled by or under

          Common Control with Registrant

 26.      Number of Holders of Securities

 27.      Indemnification

 28.      Business and Other Connections of

          Investment Adviser

 29.      Principal Underwriters

 30.      Location of Accounts and Records

 31.      Management Services

 32.      Undertakings

          Signature Page


                              [LOGO APPEARS HERE]

--------------------------------------------------------------------------------


                    The Cash Management Trust of America(R)

                   The U.S. Treasury Money Fund of AmericaSM

                     The Tax-Exempt Money Fund of AmericaSM

                                   Prospectus




                                 DECEMBER 1, 1997

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, CA 90071
-----------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                     3       Investment Results                   11
 ................................     ........................................
Financial Highlights         4       Dividends, Distributions and Taxes   13
 ................................     ........................................
Investment Policies and              Fund Organization and Management     14
Risks                        7
 ................................     ........................................
Securities and Investment            Shareholder Services                 17
  Techniques                 8
-----------------------------------------------------------------------------

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST seeks to achieve its objective by investing in a high-quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. Government, its agencies or instrumentalities.

U.S. TREASURY MONEY FUND seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality.

TAX-EXEMPT MONEY FUND seeks to achieve its objective by investing in a high-quality portfolio of municipal securities.

This prospectus presents information you should know before investing in the funds. You should keep it on file for future reference.

WHILE THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. YOUR INVESTMENT IN THESE FUNDS IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   09/39/49-010-1297

--------------------------------------------------------------------------------
                               MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES

   The effect of the expenses described below is reflected in each fund's share price and return.

   Fund operating expenses are paid out of the fund's assets.

SHAREHOLDER TRANSACTION EXPENSES

The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply.

FUND OPERATING EXPENSES (after fee waiver)
(as a percentage of average net assets)

                                             U.S.      TAX-
                                  CASH     TREASURY   EXEMPT
                               MANAGEMENT   MONEY     MONEY
                                 TRUST       FUND      FUND
-----------------------------------------------------------------
Management fees                  0.29%      0.30%     0.35%/1/
 .................................................................
12b-1 expenses                   0.08%/2/   0.09%/2/  0.06%/2/
 .................................................................
Other expenses                   0.20%      0.14%     0.24%
 .................................................................
Total fund operating expenses    0.57%      0.53%     0.65%

1 The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets. Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Without such a waiver, management fees (as a percentage of average net assets) would have been 0.44%, and total fund operating expenses would have been 0.74%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

2 12b-1 expenses may not exceed 0.15% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:

                                            U.S.    TAX-
                                 CASH    TREASURY EXEMPT
                               MANAGEMENT  MONEY   MONEY
                                 TRUST      FUND    FUND
--------------------------------------------------------------------------------
One year                         $ 6       $ 5     $ 7
 ................................................................................
Three years                      $18       $17     $21
 ................................................................................
Five years                       $32       $30     $36
 ................................................................................
Ten years                        $71       $66     $81

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                             CASH MANAGEMENT TRUST

                                              YEAR ENDED SEPTEMBER 30
                                              .......................
                         1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
                  ------------------------------------------------------------------------------------
Net asset value,
beginning of year      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                   .049    .050    .052    .031    .025    .036    .061    .078    .086    .068
 ......................................................................................................
Total income
from investment
operations               .049    .050    .052    .031    .025    .036    .061    .078    .086    .068
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income       (.049)  (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)
 ......................................................................................................
Total distributions     (.049)  (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)
 ......................................................................................................
Net asset value,
end of year            $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
 ......................................................................................................
Total return            5.03%   5.06%   5.34%   3.10%   2.57%   3.64%   6.26%   8.10%   8.98%   7.00%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $3,527  $3,304  $2,996  $2,738  $1,940  $2,090  $2,134  $2,145  $1,432  $1,107
 ......................................................................................................
Ratio of expenses
to average net assets    .57%    .60%    .60%    .68%    .65%    .63%    .61%    .57%    .54%    .50%
 ......................................................................................................
Ratio of net income
to average net assets   4.93%   4.95%   5.21%   3.14%   2.57%   3.59%   6.12%   7.70%   8.62%   6.79%

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

PER-SHARE DATA AND RATIOS

                            U.S. TREASURY MONEY FUND

                               YEAR ENDED SEPTEMBER 30
                               ........................
                      1997   1996   1995   1994   1993   1992  1991/1/
                     -------------------------------------------------
Net asset value,
beginning of year    $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
----------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                .046   .046   .048   .028   .025   .036    .035
 ......................................................................
Total income
from investment
operations            .046   .046   .048   .028   .025   .036    .035
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income               (.046) (.046) (.048) (.028) (.025) (.036)  (.035)
 ......................................................................
Total distributions  (.046) (.046) (.048) (.028) (.025) (.036)  (.035)
 ......................................................................
Net asset value,
end of year          $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
 ......................................................................
Total return         4.71%  4.66%  4.89%  2.89%  2.49%  3.61%   3.52%/2/

RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)    $279   $256  $231   $199   $140   $106    $ 59
 ......................................................................
Ratio of expenses to
average net assets    .53%   .65%   .67%   .67%   .61%   .68%    .68%/3/
 ......................................................................
Ratio of net income
to average net
assets               4.61%  4.53%  4.79%  2.91%  2.43%  3.51%   4.77%
----------------------------------------------------------------------

1 Represents the initial period of operations from February 1, 1991 to
  September 30, 1991.
2 Based on operations for the period shown and, accordingly, not representative of a full year's operations.
3 Annualized.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
-------------------------------------------------------------------------------

PER-SHARE DATA AND RATIOS

                             TAX-EXEMPT MONEY FUND

                                    YEAR ENDED SEPTEMBER 30
                                    .......................
                        1997   1996   1995   1994   1993   1992   1991  1990/1/
                        --------------------------------------------------------
Net asset value,
beginning of year      $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
---------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                  .029   .029   .031   .020   .019   .029   .045    .049
 ................................................................................
Total income
from investment
operations              .029   .029   .031   .020   .019   .029   .045    .049
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income                 (.029) (.029) (.031) (.020) (.019) (.029) (.045)  (.049)
 ................................................................................
Total distributions    (.029) (.029) (.031) (.020) (.019) (.029) (.045)   (049)
 ................................................................................
Net asset value,
end of year            $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
 ................................................................................
Total return           2.94%  2.91%  3.14%  1.98%  1.90%  2.96%  4.58%   5.04%/2/
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $ 160  $ 144   $150  $ 170  $ 121  $ 108  $ 107   $  61
 ................................................................................
Ratio of expenses to
average net assets
-- before fee waiver    .74%   .77%   .75%   .73%   .79%   .77%   .74%    .87%/3/
 ................................................................................
Ratio of expenses to
average net assets
-- after fee waiver     .65%   .65%   .65%   .65%   .65%   .65%   .65%    .65%/3/
 ................................................................................
Ratio of net income
to average net assets  2.94%  2.88%  3.09%  1.99%  1.88%  2.95%  4.43%   5.16%
--------------------------------------------------------------------------------

1 Represents the initial period of operations from October 24, 1989 to
  September 30, 1990.
2 Based on operations for the period shown and, accordingly, not representative of a full year's operations.
3 Annualized.

--------------------------------------------------------------------------------
    MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RISKS
Each fund aims to provide you with a way to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity. Each fund invests only in securities determined, in accordance with procedures established by its board of trustees, to present minimal credit risks. It is the current policy of Cash Management Trust and Tax-Exempt Money Fund to invest only in instruments rated in the highest short-term rating categories by Moody's Investors Service, Inc. and Standard & Poor's Corporation (for example, commercial paper rated "Prime-1" and "A-1" by Moody's and S&P, respectively or, in the case of Tax-Exempt Money Fund, in instruments that do not have short-term ratings by Moody's or S&P but are determined to be of comparable quality in accordance with procedures established by the boards) or that are issued, guaranteed or insured by the U.S. or Canadian governments, their agencies or instrumentalities as to the payment of principal and interest. MORE INFORMATION ON EACH FUND'S INVESTMENT POLICIES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

CASH MANAGEMENT TRUST

The fund seeks to achieve its objective by investing in a high quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. or Canadian governments, their agencies or instrumentalities. The fund may also enter into repurchase agreements. See "Securities and Investment Techniques" below.

U.S. TREASURY MONEY FUND

The fund seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality. Since the fund invests solely in U.S. Treasury securities, its dividends are generally exempt from most state and local taxes; however, dividends are not exempt from federal income taxes. See "Dividends, Distributions and Taxes" below.

TAX-EXEMPT MONEY FUND

The fund seeks to achieve its objective by investing in a high-quality portfolio of municipal securities. Dividends paid by the fund are subject to most state and

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

local taxes. See "Securities and Investment Techniques" below. The fund generally invests substantially all of its assets in securities the interest on which is exempt from federal income taxes. However, the fund may invest in taxable short-term securities to take advantage of unusual investment opportunities. The fund may also invest up to 20% of its assets in certain municipal securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. See "Dividends, Distributions and Taxes" below. When abnormal market conditions require a temporary defensive position, the fund may invest substantially all its assets in taxable short-term securities. In any event, as a matter of fundamental policy, the fund will under normal market conditions invest at least 80% of its total assets in securities the interest on which is exempt from federal income taxes (and is not subject to federal alternative minimum tax).

Each fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. All other investment practices may be changed by each fund's board.

EACH FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

MONEY MARKET INSTRUMENTS

The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). For Cash Management Trust they include:
(1) commercial paper (notes issued by corporations or governmental bodies), (2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. Cash Management Trust may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S. they may involve additional risks and

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. Treasury Money Fund may invest in instruments that include U.S. Treasury bills, notes, and bonds. Tax-Exempt Money Fund invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. Tax-Exempt Money Fund may purchase various types of municipal securities including tax, bond, revenue, and grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, Tax-Exempt Money Fund may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

REPURCHASE AGREEMENTS

Cash Management Trust may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

VARIABLE AND FLOATING RATE OBLIGATIONS

The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

FORWARD COMMITMENTS

The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the securities beginning on the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

"PUT" SECURITIES

Cash Management Trust and Tax-Exempt Money Fund may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY

Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and floating rate obligations and "put" securities which may

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 90 days or less and 60 days or less, respectively.

--------------------------------------------------------------------------------
INVESTMENT RESULTS

The funds may compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return and/or yield (or effective yield) basis. Both yield figures are based on historical earnings and are not intended to indicate future performance. Tax-equivalent yields may be calculated for Tax-Exempt Money Fund. Total returns assume the reinvestment of all dividends and any capital gain distributions.

  TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

  YIELD is computed, according to a formula mandated by the Securities and Exchange Commission, by taking the average dividends paid by the fund over a seven-day period. This income is then "annualized" and shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. For current yield information, phone 800/421-8068.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

                        CASH
AVERAGE ANNUAL       MANAGEMENT U.S. TREASURY TAX-EXEMPT
TOTAL RETURNS:         TRUST     MONEY FUND   MONEY FUND
-----------------------------------------------------------
One year               5.03%        4.71%       2.95%
 ...........................................................
Five years             4.22%        3.92%       2.57%
 ...........................................................
Ten years              5.49%         --          --
 ...........................................................
Lifetime               7.61%        4.02%/1/    3.20%/2/
-----------------------------------------------------------
7-day Yield/3/:        5.07%        4.45%       3.11%
Effective Yield/3/:    5.20%        4.55%       3.16%

 1 The fund began investment operations February 1, 1991.
 2 The fund began investment operations October 24, 1989.
 3 These fund results were calculated according to a required standard formula.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

                             CASH MANAGEMENT TRUST
                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.

[begin bar chart]
1987  6.42
1988  7.30
1989  9.05
1990  7.89
1991  5.51
1992  3.14
1993  2.54
1994  3.66
1995  5.50
1996  4.93
[end bar chart]

                -------------------------------------------------



                            U.S. TREASURY MONEY FUND

                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.


                -------------------------------------------------
[begin bar chart]
1992  3.05
1993  2.48
1994  3.36
1995  5.03
1996  4.59
[end bar chart]
                                       12

--------------------------------------------------------------------------------
     MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------


                             TAX-EXEMPT MONEY FUND
                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.

[begin bar chart]
1990  5.40
1991  4.17
1992  2.51
1993  1.83
1994  2.23
1995  3.21
1996  2.85
[end bar chart]

                -------------------------------------------------


Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

FEDERAL TAXES

In any fiscal year in which a fund qualifies as a regulated investment company and distributes to shareholders all net investment income and net capital gains, the fund itself is relieved of federal income tax.

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

The tax treatment of dividends and any capital gains is the same whether they are reinvested or received in cash. Dividends distributed by Cash Management Trust and U.S. Treasury Money Fund are taxable for federal income tax purposes (unless you are exempt from taxation or entitled to deferral). Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realizes or distributes capital gains; however, if they do, they will be subject to federal and state income tax. Early each calendar year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. You are required by the Internal Revenue Code to report dividends to the federal government even if they are tax-exempt.

YOU MUST PROVIDE EACH FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE EACH FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the funds. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company and was organized as a Massachusetts business trust (Cash Management Trust in 1976, Tax-Exempt Money Fund in 1989 and U.S. Treasury Money Fund in 1990). Each fund's operations are supervised by its board of trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the boards who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the funds as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

in effect for each fund. The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of its shares, the applicable fund will hold a meeting at which any member of the board could be removed by a majority vote. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to these funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071.

Capital Research and Management Company manages the investment portfolio and business affairs of the funds and receives an annual fee from each fund that may not exceed:

 Cash Management Trust:    0.32% of the fund's average net assets;
 U.S. Treasury Money Fund: 0.30% of the fund's average net assets;
 Tax-Exempt Money Fund:    0.44% of the fund's average net assets

and declines at certain asset levels for each fund. These management fee schedules do not reflect voluntary fee waivers that may be made by Capital Research and Management Company from time to time or fee waivers that may be made under a fund's Investment Advisory and Service Agreement with Capital Research and Management Company. The total management fees paid by the funds, as a percentage of average net assets for the previous fiscal year, are listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's code of ethics.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

PLAN OF DISTRIBUTION

Each fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fees paid by each fund, as a percentage of average net assets for the previous fiscal year, are discussed above under "Expenses." Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying other types of sales loads.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for each fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS


      [MAP OF AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS APPEARS HERE]

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
p.o. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/670-4773

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

Each fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

--------------------------------------------------------------------------------

PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the funds' shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below, subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

  Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

  Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the funds (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

  Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

  Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group, generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R), or computer using American FundsLine OnLineSM (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

  Retirement Plans

  You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans. Tax-Exempt Money Fund is not available for investment by retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

Each fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. Each fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
To establish an account                                        $2,500
  For a retirement plan account                                $1,000
  For a retirement plan account through payroll deduction      $   25
To add to an account                                           $   50
  For a retirement plan account                                $   25

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------


SALES CHARGES

The money market funds have no sales charges on purchases of fund shares. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

ADDITIONAL DEALER COMPENSATION

Up to 0.15% of average net assets is paid annually to qualified dealers for providing certain services pursuant to each fund's Plan of Distribution. American Funds Distributors currently provides additional compensation to the top 100 dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

  Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

  Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS

  Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

  Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------

SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLineSM (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM (see below), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

The funds may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association, or credit union that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

In the case of the money market funds, you may establish (use the account application) telephone redemption privileges (which will enable you to have redemption proceeds sent to your bank account) and/or check writing privileges. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINESM

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLineSM. To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLineSM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

NOTES

------------------------------------------------------------------------------

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                          FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
------------------------------------------------------------------------------

 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. In
 the event of any inconsistency or ambiguity as to the
 meaning of any word or phrase in a translation, the English text will prevail.
------------------------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of each fund, including each fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the funds' personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             333 South Hope Street
                                 Los Angeles, CA 90071
------------------------------------------------------------------------------

This prospectus has been printed on recycled paper.

                         [RECYCLING LOGO APPEARS HERE]

                                       24

                     THE CASH MANAGEMENT TRUST OF AMERICA
                                      AND
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                                      AND
                       THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information
                               December 1, 1997

    This document is not a prospectus but should be read in conjunction with the current prospectus dated December 1, 1997 of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the funds at the following address:

                      The Cash Management Trust of America
                     The U.S. Treasury Money Fund of America
                       The Tax-Exempt Money Fund of America
                              Attention:  Secretary
                              333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

 Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.
Table of Contents

Item                                                          Page No.



Description of Certain Securities and Investment Techniques    2

Investment Restrictions                                        5

Fund Officers and Trustees                                    11

Management                                                    15

Dividends and Taxes                                           17

Additional Information Concerning Taxes                       20

Purchase of Shares                                            21

Redeeming Shares                                              26

Shareholder Account Services and Privileges                   27

Execution of Portfolio Transactions                           29

General Information                                           29

Investment Results                                            31

Description of Ratings for Debt Securities                    34

Financial Statements                                          attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

 THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

INVESTMENT POLICIES - Each fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. To do so, each fund uses the penny-rounding method of valuing securities pursuant to rule 2a-7 under the Investment Company Act of 1940, certain requirements of which are summarized below.

 In accordance with rule 2a-7, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. Government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks.

 CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating category by Moody's Investors Service, Inc. and Standard & Poor's Corporation or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with procedures established by the Board of Trustees or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest.
CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA

 CMTA may invest in the short-term securities described below:

 1. COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies or governmental bodies.

 2. COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.

 3. SAVINGS ASSOCIATION OBLIGATIONS: Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.

 4. U.S. GOVERNMENT SECURITIES: These securities include (1) direct obligations of the Treasury (such as Treasury bills, notes and bonds), (2) U.S. Government agency obligations guaranteed as to principal and interest by the Treasury, and (3) obligations of certain U.S. Government agencies and instrumentalities which are neither direct obligations of, nor guaranteed by, the Treasury. The latter involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmers Home Administration, Federal Home Loan Mortgage Corporation, Federal Home Loan Bank System, Federal Farm Credit System, and the Federal National Mortgage Association.

 5. CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Standard & Poor's Corporation or by Moody's Investors Service, Inc. See "Description of Ratings for Debt Securities" for a description of high-quality ratings by Standard & Poor's Corporation and Moody's Investors Service, Inc.

THE TAX-EXEMPT MONEY FUND OF AMERICA

MUNICIPAL SECURITIES - Municipal securities generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of bonds have been issued by municipalities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be excludable from gross income for federal income tax purposes, although current tax laws have eliminated or placed substantial limitations on the purposes of new issues whose interest will be so excluded. Such obligations are considered to be tax-exempt municipal securities, provided that the interest paid thereon qualifies as excludable from federal income tax in the opinion of bond counsel to the issuer; however, the interest on certain of these obligations may be a tax preference item for purposes of the alternative minimum tax. There are, of course, variations in the security of municipal securities, both within a particular classification and between classifications.

 Tax anticipation notes, bond anticipation notes and revenue anticipation notes are issued on an interim basis in expectation of tax collections, revenue receipts or bond sales. Grant anticipation notes are issued in anticipation of receipt of intergovernmental grants. Construction loan notes are issued to provide short-term construction financing for building projects. General obligations bonds are unsecured promissory obligations issued by municipalities. General obligation bonds are backed by the full faith, credit, and unlimited taxing power of a municipality and repaid with general revenue and other borrowings. Revenue bonds are issued by municipalities to finance facilities which generate income, and are repayable from the revenue received from the facilities built with the borrowed funds. Industrial development bonds are issued by municipalities to finance facilities that are then leased to private businesses and typically are repaid by the private business. CTEX may also purchase other types of municipal securities which have a remaining life of 13 months or less.

 For the purpose of diversification under the Investment Company Act of 1940 (the "1940 Act"), the identification of the issuer of municipal securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty may be considered a separate security and would then be treated as an issue of such government or other entity.



TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE U.S. TREASURY MONEY FUND OF AMERICA

REVERSE REPURCHASE AGREEMENTS - Although CTRS has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. CTRS will segregate liquid assets, which will be marked to market daily, in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, these transactions may be considered borrowings by CTRS; accordingly, CTRS will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for leveraging purposes, to the extent CTRS' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), CTRS temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of CTRS' portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As CTRS' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF
AMERICA

LOANS OF PORTFOLIO SECURITIES - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser.
The borrower must maintain with a fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. A fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

REPURCHASE AGREEMENTS - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described in the prospectus.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA

FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund sells such securities it does not participate in further gains or losses with respect to such securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

  Each fund will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

                            INVESTMENT RESTRICTIONS

    Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following investment restrictions as a percentage of assets are considered at the time securities are purchased.

 CMTA may not:

  1. Invest its assets in issues other than those of the U.S. Government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. Government;

  2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

  3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

  4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

  5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

  6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

  7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

  8. Sell securities short;

  9. Invest in puts, calls, straddles, spreads or any combination thereof;

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

 11. Engage in the underwriting of securities issued by others.
 Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features. Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

 For purposes of Investment Restriction #4, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 CTRS may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

  3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

  4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  5. Sell securities short;

  6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

  8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

  9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

 10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

 12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

  13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

 Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.

 CTEX may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

  3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

  4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

  5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

 15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

 For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

 Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 The following policies of CTEX are not deemed fundamental, and thus may be changed by the Board of Trustees without shareholder approval: CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                          FUND OFFICERS AND TRUSTEES
                        Trustees and Trustee Compensation

NAME, ADDRESS        POSITION        PRINCIPAL              AGGREGATE               TOTAL              TOTAL
AND AGE              WITH            OCCUPATION(S)          COMPENSATION            COMPENSATION       NUMBER
                     REGISTRANT      DURING                 (INCLUDING              FROM ALL           OF FUND
                                     PAST 5 YEARS           VOLUNTARILY             FUNDS              BOARDS ON
                                     (POSITIONS             DEFERRED                MANAGED BY         WHICH
                                     WITHIN THE             COMPENSATION/1/)        CAPITAL            TRUSTEE
                                     ORGANIZATIONS          FROM                    RESEARCH AND       SERVES/2/
                                     LISTED MAY HAVE        EACH FUND DURING        MANAGEMENT
                                     CHANGED DURING         FISCAL YEAR             COMPANY/2/
                                     THIS PERIOD)           ENDED                   DURING FISCAL
                                                            SEPTEMBER 30,           YEAR ENDED
                                                            1997                    SEPTEMBER 30,
                                                                                    1997

 H. Frederick         Trustee        Private                 $5,911 CMTA            $166,300           18
Christie Age: 64                     Investor.               $2,311 CTEX
 P.O. Box 144                        Former President        $2,811 CTRS
 Palos Verdes                        and CEO, The
Estates, CA                          Mission Group
90274                                (non-utility
                                     holding company,
                                     subsidiary of
                                     Southern
                                     California
                                     Edison Company)

+Don R. Conlan       Trustee         President              none/4/                 none/4/            12
Age: 61                              (retired),
1630 Milan                           The Capital
Avenue                               Group Companies,
South                                Inc.
Pasadena, CA
91030

Diane C.             Trustee         CEO and                $5,200 CMTA             $43,000            12
Creel                                President,             $1,600 CTEX
Age: 49                              The Earth              $2,100 CTRS
100 W.                               Technology
Broadway                             Corporation
Suite 5000                           (international
Long Beach, CA                       consulting
90802                                engineering)

Martin Fenton,       Trustee         Chairman, Senior       $5525/3/MTA             $134,000           16
Jr.                                  Resource Group         $1,925/3/ CTEX
Age: 62                              (management of         $2,425/3/ CTRS
4350 Executive                       senior living
Drive                                centers)
Suite 101
San Diego, CA
92121-2116

Leonard R.           Trustee         President,             $5,967/3/ CMTA          $48,200            12
Fuller                               Fuller                 $2,367/3/ CTEX
Age: 51                              Consulting             $2,867/3/ CTRS
4337 Marina                          (management
City Drive                           consultants)
Suite 841 ETN
Marina del
Rey, CA 90292

+*Abner D.           President,      Senior Vice            none/4/                 none/4/            12
Goldstine            PEO             President and
Age: 67              and             Director,
                     Trustee         Capital Research
                                     and Management
                                     Company

+**Paul G.           Chairman        Executive Vice         none/4/                 none/4/            14
Haaga, Jr.           of              President and
Age: 48              the Board       Director,
                                     Capital Research
                                     and Management
                                     Company

Herbert Hoover       Trustee         Private Investor       $5,543 CMTA             $70,000            14
III                                                         $2,143 CTEX
Age: 70                                                     $2,643 CTRS
1520 Circle
Drive
San Marino, CA
91108

Richard G.           Trustee         Chairman,              $5,554/3/ CMTA          $100,000           13
Newman                               President and          $1,954/3/ CTEX
Age: 63                              CEO,                   $2,454/3/ CTRS
3250 Wilshire                        AECOM Technology
Boulevard                            Corporation
Los Angeles,                         (architectural
CA 90010-1599                        engineering)

Peter C.             Trustee         Retired.  Former       $5,567/3/ CMTA          $48,200            12
Valli                                Chairman and           $1,967/3/ CTEX
Age: 70                              CEO, BW/IP             $2,467/3/ CTRS
45 Sea Isle                          International
Drive                                Inc.
Long Beach, CA                       (industrial
90803                                manufacturing)



+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by each fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) for participating Trustees is as
follows:   Martin Fenton, Jr. ($4,154 - CMTA; $415 -CTEX and $935 - CTRS),
Richard G. Newman ($19,699 - CMTA;  $9,410 - CTEX and $9,929 - CTRS), and Peter
C. Valli ($19,159 - CMTA; $9,318 - CTEX and $9,838 - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. and are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                               OFFICERS
(with their principal occupations during the past five years)#

NAME AND ADDRESS              AGE       POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING
                                        REGISTRANT                PAST 5 YEARS

Teresa S. Cook                45        Senior Vice President     Senior Vice President - Investment
333 South Hope Street                   (CMTA and CTRS only)      Management Group, Capital Research and
Los Angeles, CA 90071                                             Management Company

Michael J. Downer             43        Vice President            Senior Vice President - Fund Business
333 South Hope Street                                             Management Group, Capital Research and
Los Angeles, CA 90071                                             Management Company

Mary C. Hall                  39        Vice President            Senior Vice President - Fund Business
135 South State College                                           Management Group, Capital Research and
Blvd.                                                             Management Company
Brea, CA 92821

Neil L. Langberg              44        Vice President            Vice President - Investment Management
11100 Santa Monica Blvd.                                          Group, Capital Research and Management
Los Angeles, CA 90025                                             Company

Sarah P. Lucas                43        Assistant                 Assistant Vice President - Investment
333 South Hope Street                   Vice President (CMTA      Management Group, Capital Research and
Los Angeles, CA 90071                   and CTRS only)            Management Company

Julie F. Williams             49        Secretary                 Vice President - Fund Business
333 South Hope Street                                             Management Group, Capital Research and
Los Angeles, CA 90071                                             Management Company

Anthony W. Hynes, Jr.         34        Treasurer                 Vice President - Fund Business
135 South State College                                           Management Group, Capital Research and
Blvd.                                                             Management Company
Brea, CA 92821

Kimberly S. Verdick           32        Assistant Secretary       Assistant Vice President - Fund
333 South Hope Street                                             Business Management Group, Capital
Los Angeles, CA 90071                                             Research and Management Company

Todd L. Miller                38        Assistant Treasurer       Assistant Vice President - Fund
135 South State College                                           Business Management Group, Capital
Blvd.                                                             Research and Management Company
Brea, CA 92821




# Positions within the organizations listed may have changed during this period


 .
     No compensation is paid by a fund to any officer or Trustee who is a director or officer of the Investment Adviser. The funds pay annual fees to Trustees who are not affiliated with the Investment Adviser as follows: CMTA - $4,000; CTEX - $400 and CTRS - $900. In addition, each fund pays $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for each fund. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of November 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of each fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

  An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

     The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

     The CMTA Agreement will continue in effect until May 31, 1998, unless sooner terminated. The CTEX Agreement will continue in effect until October 1, 1998, unless sooner terminated, and the CTRS Agreement will continue in effect until October 31, 1998, unless sooner terminated. Each Agreement may be renewed from year-to-year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

  The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, administrative, clerical and bookkeeping functions of each fund; provides suitable office space and utilities; and provides necessary small office equipment, and general purpose accounting forms, supplies, and postage used at the office of the funds relating to the services furnished by the Investment Adviser. Each fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements, and notices to shareholders; taxes; expenses for the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

  Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

Cash Management Trust: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

Tax-Exempt Money Fund: 0.44% on the first $200 million of average net assets; plus 0.42% on average net assets between $200 million and $600 million; plus 0.38% on the portion of average net assets between $600 million and $1.2 billion; plus 0.34% on average net assets in excess of $1.2 billion.

  The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.

CTEX The Investment Adviser has agreed to bear any CTEX expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTEX's average net assets per annum, subject to reimbursement by CTEX, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) October 2, 1999. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.65% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTEX owes money to the Investment Adviser pursuant to this provision of the Agreement and CTEX's annualized expense ratio for the month is below 0.75%, CTEX will reimburse the Investment Adviser until CTEX's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

CTRS The Investment Adviser has agreed to bear any CTRS expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTRS's average net assets per annum, subject to reimbursement by CTRS during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) February 1, 2001. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.675% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTRS owes money to the Investment Adviser pursuant to this provision of the Agreement and CTRS' annualized expense ratio for the month is below 0.75%, CTRS will reimburse the Investment Adviser until CTRS' annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

     During the fiscal years ended September 30, 1997, 1996, and 1995, the Investment Adviser's total fees from CMTA amounted to $10,230,000 $9,671,000, and $9,526,000, , respectively. During the fiscal years ended September 30, 1997, 1996, and 1995, , the Investment Adviser's total fees from CTEX amounted to $699,000, $648,000, and $699,000, , respectively. Voluntary fee waivers for CTEX amounted to $140,000 during the fiscal year ended September 30, 1997. During the fiscal years ended 1997, 1996, and 1995, , the Investment Adviser's total fees from CTRS amounted to $808,000, $699,000, and $637,000, respectively.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The funds have each adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below).

  As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of each fund. The officers and Trustees who are "interested persons" of the funds due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the funds are improved shareholder services, savings to the funds in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds is committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan each fund may expend up to 0.15% of its average net assets annually to finance any activity which is primarily intended to result in the sale of the funds' shares, provided the funds' Boards of Trustees have approved the category of expenses for which payment is being made. In this regard, each fund's Board of Trustees has approved one category of expenses: a service fee to be paid to qualified dealers. During the fiscal year ended September 30, 1997, CMTA, CTRS and CTEX paid $2,836,000, $250,000 and $94,000, respectively, to the Principal Underwriter under the Plan (compensation to dealers). As of September 30, 1997, distribution expenses accrued and unpaid were $202,000, $20,000 and $6,000 for CMTA, CTRS and CTEX, respectively.

                              DIVIDENDS AND TAXES

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

 Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approached one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

TAXES - Each fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if a fund distributes within specified times at least 90% of the sum of its investment company taxable income and tax-exempt income, if any, it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

    To qualify, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The funds intend to meet these distribution requirements to avoid the excise tax liability.

    The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.

 If for any taxable year a fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

 If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

    As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%, and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is available upon request from the Transfer Agent at year end.

 Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state impose an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains will not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                    ADDITIONAL INFORMATION CONCERNING TAXES

    The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment ofCTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX

GENERAL - CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., corporate-type plans, Keogh-type plans and IRA's).
Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

 The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund (as well as all other similar interest). The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.


                               PURCHASE OF SHARES


METHOD                      INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                            See "Investment Minimums and Fund        $50 minimum (except where a lower
                            Numbers" for initial                     minimum is noted under
                            investment minimums.                     "Investment Minimums and Fund
                                                                     Numbers").

By contacting               Visit any investment dealer who is       Mail directly to your investment
your investment             registered in the state where the        dealer's address printed on your
dealer                      purchase is made and who has a           account statement.
                            sales agreement with American
                            Funds Distributors.

By mail                     Make your check payable to the           Fill out the account additions
                            fund and mail to the address             form at the bottom of a recent
                            indicated on the account                 account statement, make your
                            application.  Please indicate an         check payable to the fund, write
                            investment dealer on the account         your account number on your
                            application.                             check, and mail the check and
                                                                     form in the envelope provided
                                                                     with your account statement.

By telephone                Please contact your investment           Complete the "Investments by
                            dealer to open account, then             Phone" section on the account
                            follow the procedures for                application or American FundsLink
                            additional investments.                  Authorization Form.  Once you
                                                                     establish the privilege, you,
                                                                     your financial advisor or any
                                                                     person with your account
                                                                     information can call American
                                                                     FundsLine(r) and make investments
                                                                     by telephone (subject to
                                                                     conditions noted in "Telephone
                                                                     Purchases, Sales and Exchanges"
                                                                     in the prospectus).

By computer                 Please contact your investment           Complete the American FundsLink
                            dealer to open account, then             Authorization Form.  Once you
                            follow the procedures for                establish the privilege, you,
                            additional investments.                  your financial advisor or any
                                                                     person with your account
                                                                     information may access American
                                                                     FundsLine OnLine(sm) on the
                                                                     Internet and make investments by
                                                                     computer (subject to conditions
                                                                     noted in "Telephone and Computer
                                                                     Purchases, Redemptions and
                                                                     Exchanges" below).

By wire                     Call 800/421-0180 to obtain              Your bank should wire your
                            your account number(s), if               additional investments in the
                            necessary.  Please indicate an           same manner as described under
                            investment dealer on the                 "Initial Investment."
                            account.  Instruct your bank to
                            wire funds to:
                            Wells Fargo Bank
                            155 Fifth Street
                            Sixth Floor
                            San Francisco, CA 94106
                            (ABA #121000248)
                            For credit to the account of:
                            American Funds Service
                            Company
                            a/c #4600-076178
                            (fund name)
                            (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.





INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds
Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                           MINIMUM         FUND
                                                                               INITIAL         NUMBER
                                                                               INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                                  02
                                                                               $1,000

American Balanced Fund(r)                                                                      11
                                                                               500

American Mutual Fund(r)                                                                        03
                                                                               250

Capital Income Builder(r)                                                                      12
                                                                               1,000

Capital World Growth and Income Fund(sm)                                                       33
                                                                               1,000

EuroPacific Growth Fund(r)                                                                     16
                                                                               250

Fundamental Investors(sm)                                                                      10
                                                                               250

The Growth Fund of America(r)                                                                  05
                                                                               1,000

The Income Fund of America(r)                                                                  06
                                                                               1,000

The Investment Company of America(r)                                                           04
                                                                               250

The New Economy Fund(r)                                                                        14
                                                                               1,000

New Perspective Fund(r)                                                                        07
                                                                               250

SMALLCAP World Fund(r)                                                                         35
                                                                               1,000

Washington Mutual Investors Fund(sm)                                                           01
                                                                               250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                    40
                                                                               1,000

American High-Income Trust(sm)                                                                 21
                                                                               1,000

The Bond Fund of America(sm)                                                                   08
                                                                               1,000

Capital World Bond Fund(r)                                                                     31
                                                                               1,000

Intermediate Bond Fund of America(sm)                                                          23
                                                                               1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                               43
                                                                               1,000

The Tax-Exempt Bond Fund of America(r)                                                         19
                                                                               1,000

The Tax-Exempt Fund of California(r)*                                                          20
                                                                               1,000

The Tax-Exempt Fund of Maryland(r)*                                                            24
                                                                               1,000

The Tax-Exempt Fund of Virginia(r)*                                                            25
                                                                               1,000

U.S. Government Securities Fund(sm)                                                            22
                                                                               1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                        09
                                                                               2,500

The Tax-Exempt Money Fund of America(sm)                                                       39
                                                                               2,500

The U.S. Treasury Money Fund of America(sm)                                                    49
                                                                               2,500

__________
*Available only in certain states.



   For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                  SALES CHARGE AS                  DEALER
AT THE OFFERING PRICE                               PERCENTAGE OF THE:                  CONCESSION
                                                                                   AS PERCENTAGE
                                                                                   OF THE
                                                                                   OFFERING
                                                                                   PRICE

                                                    NET AMOUNT      OFFERING
                                                    INVESTED        PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000
                                                    6.10%           5.75%          5.00%

$50,000 but less than $100,000
                                                    4.71            4.50           3.75

BOND FUNDS

Less than $25,000
                                                    4.99            4.75           4.00

$25,000 but less than $50,000
                                                    4.71            4.50           3.75

$50,000 but less than $100,000
                                                    4.17            4.00           3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                                    3.63            3.50           2.75

$250,000 but less than $500,000
                                                    2.56            2.50           2.00

$500,000 but less than $1,000,000
                                                    2.04            2.00           1.60

$1,000,000 or more                                                                 (see below)
                                                    none            none


   Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

      American Funds Distributors, at its expense (from a designated percentage of its income) currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

      Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

   Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of foundations or endowments with assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the prospectus for the stock and stock/bond funds apply to purchases of $50,000 or more and for the bond funds apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holding eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the statement. During the statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

      In the case of purchase orders by the directors of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

   Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   PRICE OF MONEY MARKET FUND SHARES - The price you pay for fund shares (normally $1.00) is the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

   The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

 1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

 Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

 In case of orders sent directly to a fund or American funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                                REDEEMING SHARES

By writing to American Funds Service         Send a letter of instruction specifying the name of
Company (at the appropriate address          the fund, the number of shares or dollar amount to
indicated under "Principal Underwriter       be sold, your name and account number.  You should
and Transfer Agent" in the prospectus)       also enclose any share certificates you wish to
                                             redeem.  For redemptions over $50,000 and for
                                             certain redemptions of $50,000 or less (see below),
                                             your signature must be guaranteed by a bank,
                                             savings association, credit union, or member firm
                                             of a domestic stock exchange or the National
                                             Association of Securities Dealers, Inc. that is an
                                             eligible guarantor institution.  You should verify
                                             with the institution that it is an eligible
                                             guarantor prior to signing.  Additional
                                             documentation may be required for redemption of
                                             shares held in corporate, partnership or fiduciary
                                             accounts.  Notarization by a Notary Public is not
                                             an acceptable signature guarantee.

By contacting your investment dealer         If you redeem shares through your investment
                                             dealer, you may be charged for this service.
                                             SHARES HELD FOR YOU IN YOUR INVESTMENT DEALER'S
                                             STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption                    You may use this option, provided the account is
check sent to you by using                   registered in the name of an individual(s), a
American FundsLine(r) or American            UGMA/UTMA custodian, or a non-retirement plan
FundsLine OnLine(sm) or by                   trust.  These redemptions may not exceed $50,000
telephoning, faxing, or                      per shareholder per day, per fund account and the
telegraphing American Funds Service          check must be made payable to the shareholder(s) of
Company (subject to the conditions           record and be sent to the address of record
noted in this section and in                 provided the address has been used with the account
"Telephone and Computer Purchases,           for at least 10 days.  See  "Fund Organization and
Sales and Exchanges" below)                  Management - Principal Underwriter and Transfer
                                             Agent" in the Prospectus and "Exchange Privilege"
                                             below for the appropriate telephone or fax number.

In the case of the money                     Upon request (use the account application for the
market funds, you may have                   money market funds) you may establish telephone
redemptions wired to your                    redemption privileges (which will enable you to
bank by telephoning American Funds           have a redemption sent to your bank account) and/or
Service Company ($1,000 or more) or by       check writing privileges.  If you request check
writing a check ($250 or more)               writing privileges, you will be provided with
                                             checks that you may use to draw against your
                                             account.  These checks may be made payable to
                                             anyone you designate and must be signed by the
                                             authorized number of registered shareholders
                                             exactly as indicated on your checking account
                                             signature card.


 A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the specified fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

CHECK WRITING - When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) and American FundsLine OnLine(sm) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r)) and American FundsLine OnLine(sm), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 Orders for each fund's portfolio securities transactions are placed by the Investment Adviser which strives to obtain the best available prices, taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities also may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Subject to the above policy, in circumstances in which two or more brokers either directly or through their correspondent clearing agents are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the funds or have provided investment research, statistical, and other related services to the Investment Adviser for the benefit of the funds and/or of other funds served by the Investment Adviser.

 There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in either fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. During the fiscal year ended September 30, 1997, CMTA, CTRS and CTEX paid $5,032,000, $295,000 and $143,000, respectively, to American Funds Service Company.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the funds' independent accountant since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - Each fund's fiscal year ends on September 30. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by each fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees. The financial statements contained in the annual report are included in this statement of additional information.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the funds were organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund in which they have invested. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust of each fund contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or its Trustees. Each Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under each Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - All shares of each fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees of a fund must call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested to do so by the record holders of 10% of the outstanding shares of a fund. At such meeting, a trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy.
Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees of a fund can elect all the Trustees of a fund. No amendment may be made to any fund's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees will not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, each fund will continue indefinitely.

                               INVESTMENT RESULTS

 Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:

 Seven-day yield = (net change in account value x 365/7)

Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

 Effective yield* = [1 + (net change in account value) 1/7]365

 *The effective yield will assume a year's compounding of the seven-day yield.

   CMTA The seven-day and effective yields for the period ended September 30, 1997 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

   Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1997 : $1.00097205

*Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value:  $1.00097205
  Less beginning account value: $1.00000000
  Net change in account value:   $0.00097205

 Seven-day yield = (0.00097205 X 365/7)         = 5.07%
 Effective yield  = [1 + (0.00097205) 1/7]365   = 5.20%

   CTRS The seven-day and effective yields for the period ended September 30, 1997 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

    Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1997: $1.00085396

 *Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value: $1.00085396
  Less beginning account value: $1.00000000
  Net change in account value: $0.00085396

 Seven-day yield = (0.00085396 X 365/7)         = 4.45%

 Effective yield  = [1 + (0.00085396) 1/7]365   = 4.55%


   CTEX The seven-day, effective and tax-equivalent yields for the period ended September 30, 1997 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

    Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1997: $1.0005967

 *Value includes additional shares acquired with dividends paid on the original share.

   CALCULATION:  Ending account value:  $1.0005967
  Less beginning account value:  $1.0000000
  Net change in account value:  $0.0005967
  Tax-exempt portion of net change:  $0.0005967
  Taxable portion of net change:  $  -0-

 Seven-day yield = ($0.0005967 X 365/7)  = 3.11%
 Seven-day tax equivalent yield = ($0.0005967 X 365/7(1-0.396)) = 5.15%
 Effective yield  = [1 + ($0.0005967) 1/7]365 = 3.16%


    Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 363.2% (for the period 11/3/76 through 9/30/97), the lifetime return of CTEX was 28.4% (for the period 10/24/89 through 9/30/97), and the lifetime return of CTRS was 30.0% (for the period 2/1/91 through 9/30/97).

 Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

      CMTA VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA") The information below permits investors to compare the results of similar investment vehicles.


5-Year Period                  CMTA             MMFA*            BA**

10/1/92 - 9/30/97               +22.9            +22.9            +17.8



10-Year Period

1987 - 1997                     70.7%            69.2%            55.5%

1986 - 1996                     72.4             70.3             58.6%

1985 - 1995                     75.6             73.1             64.0

1984 - 1994                     80.9             78.0             72.0

1983 - 1993                     93.6             89.3             83.3

1982 - 1992                    105.7            100.0             95.1

1981 - 1991                    126.2            118.6            107.8

1980 - 1990                    149.2            135.9            117.2

1979 - 1989                    159.8            NA               121.3

1978 - 1988                    162.0            NA               122.7

1977 - 1987                    159.8            NA               123.9



* BASED ON YIELDS COMPILED BY THE FOLLOWING PUBLICATIONS: FOR FIGURES PRIOR TO 1/1/91, THE SOURCE IS THE MONEY MARKET FUND SURVEY PUBLISHED BY SURVEY PUBLICATIONS; FOR FIGURES BEGINNING 1/1/91, IBC/DONOGHUE'S MONEY FUND REPORT IS USED. THESE PUBLICATIONS PROVIDE 30-DAY AVERAGE YIELD FIGURES ON "X" NUMBER OF MONEY MARKET FUNDS. THIS YIELD FIGURE IS MATHEMATICALLY CONVERTED TO A PER-SHARE DIVIDEND AMOUNT WHICH IS THEN USED TO PRODUCE HYPOTHETICAL RESULTS FOR THE AVERAGE MONEY MARKET FUND.

** CALCULATED FROM FIGURES SUPPLIED BY THE U.S. LEAGUE OF SAVINGS INSTITUTIONS AND THE FEDERAL RESERVE BOARD WHICH ARE BASED ON EFFECTIVE ANNUAL RATES OF INTEREST ON BOTH PASSBOOK AND CERTIFICATE ACCOUNTS. SAVINGS ACCOUNTS OFFER A GUARANTEED RETURN OF PRINCIPAL AND A FIXED RATE OF INTEREST BUT NO OPPORTUNITY FOR CAPITAL GROWTH.

   CTEX VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

                                         Tax-Exempt

Lifetime Period         CTEX             MMFA/#/          BA



10/24/89 - 9/30/97       +28.4%           +28.9%           +38.0%



#  SAME AS * EXCEPT IT IS FOR TAX-EXEMPT MONEY MARKET FUNDS
CTRS VS. GOVT MONEY MARKET FUND AVERAGE (" GOVT MMFA") AND BANK AVERAGE ("BA")


Lifetime Period         CTRS             Govt             BA
                                         MMFA/@/



2/1/91 - 9/30/97         +30.0%           +31.2%           +27.6%



@ SAME AS * EXCEPT IT IS FOR GOVERNMENT MONEY MARKET FUNDS


                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

COMMERCIAL PAPER RATINGS

 STANDARD & POOR'S CORPORATION: "A-1" and "A-2" are the two highest commercial paper rating categories and are described as follows:

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

 MOODY'S INVESTORS SERVICE, INC.: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories and are described as follows:

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -  Leading market positions in well established industries.

 -  High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

BOND RATINGS

 STANDARD & POOR'S CORPORATION: "AAA" and "AA" are the two highest bond rating categories, and are described as follows:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 MOODY'S INVESTORS SERVICE, INC.: "Aaa" and "Aa" are the two highest bond rating categories, and are described as follows:

 "Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

NOTE RATINGS

 STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:

 "SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

 "SP-2 Satisfactory capacity to pay principal and interest."

  MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:

"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 1997                                  Principal    Market
                                                                 Yield at    Amount     Value
                                                              Acquisition     (000)     (000)
Municipal Securities
----------------------------------------------------         ---------------------------------

Alabama - 1.88%
 The Industrial Development Board of the City of
  Montgomery, Pollution Control and Solid Waste
  Disposal Revenue Refunding Bonds (General
  Electric Co. Project), Series 1990, TECP:
  3.45% 10/16/97                                                     3.45%   $1,000    $1,000
  3.75% 11/17/97                                                     3.75     2,000     2,000

Alaska - 6.75%
 Housing Finance Corporation General
  Purpose Bonds, 1991 Series C, VRDN,
  4.10%, 10/7/97*                                                    4.10     3,700     3,700
 City of Valdez, Marine Terminal Revenue
  Refunding Bonds (ARCO Transportation
  Alaska, Inc. Project), 1994 Series A, TECP:
   3.60% 10/6/97                                                     3.60     2,600     2,600
   3.75% 10/8/97                                                     3.75     2,000     2,000
   3.60% 10/10/97                                                    3.60     1,000     1,000
   3.80% 11/13/97                                                    3.80     1,500     1,500

Arizona - 4.69%
 The Industrial Development Authority of the City
  of Chandler, Floating Rate Monthly Demand
  Industrial Development Revenue Bonds
  (Parsons Municipal Services, Inc. Project),
  Series 1983, VRDN, 3.80% 10/7/97*                                  3.80     1,000     1,000
 Salt River Project Agricultural Improvement
  and Power District, Promissory Notes, TECP:
   Series G, 3.50% 10/20/97                                          3.50     1,000     1,000
   Series G, 3.65% 11/7/97                                           3.65     2,500     2,500
   Series G, 3.80% 11/7/97                                           3.80     3,000     3,000

Arkansas - 1.25%
 Board of Trustees of the University of Arkansas
  Various Facility Revenue Bonds (UAMS
  Campus), Series 1994, VRDN, 4.20% 10/7/97*                         4.20     2,000     2,000

California - 3.62%
 State Revenue Anticipation Notes,
  1997 Series A, 4.50% 6/30/98                                       3.75     2,850     2,866
 County of Los Angeles, 1997-98 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/98                        3.85     2,900     2,915

Colorado - 3.51%
 State Tax and Revenue Anticipation Notes,
  Series 1997A, 4.50% 6/26/98                                        3.84     1,500     1,508
 City and County of Denver, Department of Aviation,
  Airport System Subordinate Revenue Bonds AMT:
  3.70% 11/3/97                                                      3.70     3,400     3,400
  3.85% 11/3/97                                                      3.85       700       700

Connecticut - 1.25%
 State Health and Educational Facilities Authority,
  Revenue Bonds, Yale University, Series S,
   3.60% 10/8/97                                                     3.60     2,000     2,000

Florida - 6.33%
 Sunshine State Governmental Financing
  Commission Revenue Bonds, TECP:
   Series L, 3.70% 10/17/97                                          3.70     1,000     1,000
   Series G:
    3.65% 10/17/97                                                   3.65     3,600     3,600
    3.80% 11/17/97                                                   3.80     1,220     1,220
 Jacksonville Electric Authority Electric System,
  Series D-1, TECP, 3.40% 10/14/97                                   3.40     4,300     4,300

Hawaii - 4.13%
 City and County of Honolulu General Obligation
  Bond Anticipation Notes, TECP:
   3.65% 10/3/97                                                     3.65     3,300     3,300
   3.65% 10/10/97                                                    3.65     3,300     3,300

Indiana - 2.44%
 City of Mount Vernon, Pollution Control and Solid
  Waste Disposal Revenue Refunding Bonds
  (General Electric Co. Project), Series 1989A:
   3.60% 10/14/97                                                    3.60     1,000     1,000
   3.50% 10/16/97                                                    3.50     2,900     2,900

Kansas - 3.50%
 City of Burlington Pollution Control Refunding
  and Improvement Revenue Bonds (Kansas City
  Power & Light Co. Project), TECP:
   1985 Series A 3.55% 10/7/97                                       3.55     3,300     3,300
   1987 Series A 3.45% 10/1/97                                       3.45     1,300     1,300
   1987 Series B 3.40% 11/3/97                                       3.40     1,000     1,000

Kentucky - 3.62%
 Pendleton County, Multi-County Lease
  Revenue Bonds (Kentucky Association of
  Counties Leasing Trust Program), Series
  1989, Money Market Municipal:
   3.75% 10/23/97                                                    3.75     2,785     2,785
   3.80% 11/14/97                                                    3.80     3,000     3,000

Louisiana - 2.75%
 Parish of Ascension, Variable Rate Demand
  Pollution Control Revenue Refunding Bonds
  (Borden, Inc. Project), Series 1992,
  VRDN, 4.10% 10/7/97*                                               4.10     3,000     3,000
 Lake Charles Harbor and Terminal District,
  Flexible Demand Port Facilities Revenue
  Bonds (CITGO Petroleum Corp. Project),
  Series 1984, VRDN, 4.15% 10/7/97*                                  4.15     1,400     1,400

Maryland - 5.00%
 Anne Arundel County Economic Development
  Revenue Bonds (Baltimore Gas and Electric
  Co. Project):
  Series 1988, TECP AMT:
   3.85% 11/12/97                                                    3.85     2,000     2,000
   3.85% 11/14/97                                                    3.85     1,000     1,000
  Series 1985, TECP, 3.75% 11/5/97                                   3.75     1,000     1,000
 Montgomery County Consolidated Commercial Paper
  Bond Anticipation Notes, Series 1995, TECP,
  3.45% 10/2/97                                                      3.45     4,000     4,000

Massachusetts - 5.82%
 Dedicated Income Tax Bonds, Fiscal Recovery Loan Act
  of 1990, Series B, 3.80% 12/1/97                                   3.80       800       800
 Health and Educational Facilities Authority
  Revenue Bonds, Harvard University Issue,
  Series L, TECP:
   3.55% 10/9/97                                                     3.55     5,200     5,200
   3.55% 10/24/97                                                    3.55     1,000     1,000
 Water Resources Authority, Series 1994, TECP:
  3.60% 10/7/97                                                      3.60     1,300     1,300
  3.65% 10/7/97                                                      3.65     1,000     1,000

Missouri - 5.63%
 Higher Education Loan Authority, Adjustable
  Rate Demand Student Loan Revenue Bonds, VRDN AMT:
   Series 1990 A, 4.10% 10/7/97*                                     4.10     1,600     1,600
   Series 1990 B, 4.10% 10/7/97*                                     4.10     1,000     1,000
 City of Columbia, Special Obligation
  Insurance Reserve Bonds, Series 1988 A,
  VRDN, 4.15% 10/7/97*                                               4.15     1,000     1,000
 City of Independence, Variable Rate Demand
  Water Utility Revenue Bonds, Series 1986, TECP:
   3.50% 10/6/97                                                     3.50     4,000     4,000
   3.60% 11/6/97                                                     3.60     1,400     1,400

North Carolina - 4.56%
 Educational Facilities Finance Agency, Revenue
  Bonds (Duke University Project), VRDN:
   Series 1992 A, 4.00% 10/7/97*                                     4.00     1,000     1,000
   Series 1991 D, 4.00% 10/7/97*                                     4.00     1,800     1,800
 Eastern Municipal Power Agency, TECP:
  3.40% 11/4/97                                                      3.40     2,000     2,000
  3.40% 11/4/97                                                      3.40       500       500
 Municipal Power Agency No. 1, Catawba Electric
  Revenue Bonds, TECP, MBIA Insured:
   3.80% 11/10/97                                                    3.80     1,000     1,000
   3.80% 11/13/97                                                    3.80     1,000     1,000

Ohio - 2.19%
 Air Quality Development Authority, Pollution
  Control Revenue Bonds, Series 1988
  (Duquesne Light Co. Project), TECP AMT,
   3.65% 10/15/97                                                    3.65     1,000     1,000
 Water Development Authority, Pollution Control
  Revenue Bonds, Series 1988 (Duquesne Light Co.
   Project), TECP AMT,
   3.75% 11/10/97                                                    3.75     2,500     2,500

Pennsylvania - 10.48%
 Higher Education Assistance Agency Student Loan
  Adjustable Rate Revenue Bonds, 1997 Series A,
  VRDN, AMT, 4.10% 10/7/97*                                          4.10     2,000     2,000
 Allegheny County Industrial Development
  Authority, Customized Purchase Environmental
  Improvement Revenue Refunding Bonds (United
  States Steel Corp. Project), Series 1986, TECP,
   3.55% 10/7/97                                                     3.55     1,000     1,000
 Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding Bonds
  (Duquesne Light Co. Beaver Valley Project),
  1990 Seires C, TECP, 3.60% 11/6/97                                 3.60     3,000     3,000
 Carbon County Industrial Development Authority,
  Resource Recovery Revenue Bonds (Panther Creek
  Partners Project), 1990 Series B, TECP AMT,
  3.60% 10/24/97                                                     3.60     1,250     1,250
 Delaware County Industrial Development Authority
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
  Series 1984 D, VRDN, 4.00% 10/7/97*                                4.00     1,000     1,000
 Montgomery County Industrial Development Authority
  Pollution Control Revenue Refunding Bonds (PECO
  Energy Co. Project), 1994 Series A, TECP,
  3.50% 11/5/97                                                      3.50     3,000     3,000
 School District of Philadelphia, Tax
  and Revenue Anticipation Notes,
  Series of 1997-1998, 4.50% 6/30/98                                 3.95     1,500     1,507
 Venango Industrial Development Authority
  Resource Recovery Revenue Bonds (Scrubgrass
  Project), TECP AMT:
   Series A 3.70% 10/3/97                                            3.70     3,000     3,000
   Series B 3.75% 10/2/97                                            3.75     1,000     1,000

Texas - 5.95%
 City of Austin (Travis and Williamson Counties),
  Combined Utility Systems Notes, TECP, Series A:
   3.60% 10/1/97                                                     3.60     2,600     2,600
   3.60% 10/15/97                                                    3.60     1,000     1,000
   3.55% 10/1/97                                                     3.55     1,100     1,100
 Brazos Higher Education Authority, Inc. Student
  Loan Revenue Bonds, Series 1993B-1, VRDN, AMT,
  4.20% 10/7/97*                                                     4.20     1,000     1,000
 City of Houston, Tax and Revenue Anticipation
  Notes, Series 1997, 4.50% 6/30/98                                  3.85     2,800     2,815
 Lower Neches Valley Authority Pollution Control
  Revenue Bonds (Chevron U.S.A. Inc. Project),
  Series 1987, 3.50% Optional Put 2/17/98*                           3.50     1,000     1,000

Utah - 4.75%
 Board of Regents, Student Loan Revenue Bonds, 1988
  Series C, AMBAC Insured, VRDN, AMT, 4.10% 10/7/97*                 4.10     1,100     1,100
 Intermountain Power Agency:
  Variable Rate Power Supply Revenue Bonds,
   1985 Series F, 3.93% Optional Put 6/15/98*                        3.93     3,000     3,003
  Variable Rate Power Supply Revenue and Refunding
   Bonds, TECP:
   1985 Series F2, 3.70% 10/14/97                                    3.70     2,500     2,500
   1985 Series F2, 3.60% 11/6/97                                     3.60     1,000     1,000

Virginia - 1.31%
 Industrial Development Authority of Fairfax
  County, Unit Priced Demand Adjustable Hospital
  Revenue Bonds (Inova Health System Hospitals
  Project), Series 1993B, TECP,
   3.65% 10/3/97                                                     3.65     1,000     1,000
 Industrial Development Authority of the City
  of Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1990A,
  TECP, 3.55% 10/22/97                                               3.55     1,100     1,100

Washington - 2.56%
 Student Loan Finance Association,
  Guaranteed Student Loan Program, 1988
  Series B, VRDN, AMT, 3.90% 10/7/97*                                3.90     1,000     1,000
 Port of Seattle, General Obligation Bonds,
  Series 1985, VRDN, 4.10% 10/7/97*                                  4.10     3,100     3,100

West Virginia - 3.41%
 The County Commission of Marion County, Solid
  Waste Disposal Facility Revenue Bonds, 1990
  Series A (Grant Town Cogeneration Project),
  VRDN, AMT, 4.25% 10/7/97*                                          4.25     1,700     1,700
 Public Energy Authority, Energy Revenue Bonds
  (Morgantown Energy Associates Project),
  1989 Series A, TECP, AMT:
   3.70% 10/8/97                                                     3.70     1,000     1,000
   3.80% 10/21/97                                                    3.80     1,750     1,750
   3.60% 10/23/97                                                    3.60     1,000     1,000

Wyoming - 1.88%
 City of Gillette, Campbell County,
  Pollution Control Revenue Bonds
  (PacifiCorp Projects), Series 1988,
  TECP, 3.65% 11/12/97                                               3.65     1,000     1,000
 Sweetwater County Pollution Control
  Revenue Bonds (PacifiCorp Projects),
  Series 1990A, VRDN, 4.00% 10/7/97*                                 4.00     2,000     2,000
                                                                                    ---------
Total Tax-Exempt Securites (Cost: $158,710,000)                                       158,719

Excess of cash and receivables over payables                                            1,188
                                                                                    ---------
Net Assets                                                                            159,907
                                                                                    =========
* Coupon rate may change periodically; "yield at acquisition"
  reflects current coupon rate.
See Notes to Financial Statements

The Tax-Exempt Money Fund of America
Financial Statements
-------------------------------------             ------------   ------------
Statement of Assets and Liabilities
at September 30, 1997                              (dollars in     thousands)
-------------------------------------             ------------   ------------
Assets:
Investment securities at market
 (cost: $158,710)                                                    $158,719
Cash                                                                      297
Receivables for--
 Sales of fund's shares                                 $1,848
 Accrued interest                                          732          2,580
                                                  ------------   ------------
                                                                      161,596
Liabilities:
Payables for--
 Repurchases of fund's shares                            1,579
 Dividends payable                                          30
 Management services                                        61
 Accrued expenses                                           19          1,689
 Accrued expenses                                            0
                                                  ------------   ------------
Net Assets at September 30, 1997 -
 Equivalent to $1.00 per share on
 159,901,968 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                         $159,907
                                                                =============
Statement of Operations
for the year ended September 30, 1997              (dollars in     thousands)
                                                  ------------   ------------
Investment Income:
Income:
 Interest                                                             $ 5,652

Expenses:
 Management services fee                                  $699
 Distribution expenses                                      94
 Transfer agent fee                                        143
 Reports to shareholders                                    52
 Registration statement and prospectus                      60
 Postage, stationery and supplies                           43
 Trustees' fees                                             14
 Auditing and legal fees                                    30
 Custodian fee                                               8
 Taxes other than federal income tax                         4
 Other expenses                                             27
                                            ------------------
  Total expenses before reimbursement                    1,174
 Reimbursement of expenses                                 140          1,034
                                                  ------------   ------------
Net investment income                                                   4,618
                                                                 ------------
Realized Loss and Increase in
 Unrealized
 Appreciation on Investments:
Net realized loss                                                          (5)
Net increase in unrealized appreciation
 on investments:
 Beginning of year                                           6
 End of year                                                 9
                                                  ------------
  Increase in unrealized
   appreciation on investments                                              3
                                                                 ------------
 Net realized loss and increase in
  unrealized appreciation on
   investments                                                             (2)
                                                                 ------------
Net Increase in Net Assets
 Resulting from Operations                                             $4,616
                                                                 ============
Statement of Changes in Net
 Assets                                            (dollars in     thousands)
----------------------------------------         -------------  -------------
                                                    Year Ended   September 30

                                                          1997           1996
Operations:                                      -------------  -------------
Net investment income                                  $ 4,618        $ 4,218
Net realized (loss) gain                                    (5)             5
Net change in unrealized
 appreciation on investments                                 3             13
                                                 -------------  -------------
 Net increase in net assets
  resulting from operations                              4,616          4,236
                                                 -------------  -------------
Dividends Paid to Shareholders                          (4,618)        (4,218)
                                                 -------------  -------------
Capital Share Transactions:
Proceeds from shares sold:
 308,684,562 and 225,676,042
 shares, respectively                                  308,684        225,676
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 4,217,106 and 3,845,965 shares,
 respectively                                            4,217          3,846
Cost of shares repurchased:
 296,711,176 and 236,244,699
 shares, respectively                                 (296,711)      (236,243)
                                                 -------------   ------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions                                          16,190         (6,721)
                                                 -------------   ------------
Total Increase (Decrease) in Net Assets                 16,188         (6,703)

Net Assets:
Beginning of year                                      143,719        150,422
                                                 -------------   ------------

End of year                                           $159,907       $143,719
                                                 =============   ============


See Notes to Financial Statements

Notes to Financial Statements

1. The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

  Securities having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. All other fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of September 30, 1997, unrealized appreciation for book and federal income tax purposes aggregated $9,000, all of which related to appreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 1997. During the year ended September 30, 1997, the fund realized, on a tax basis, a net capital loss of $5,000 on sales of securities. The cost of portfolio securities for book and federal income tax purposes was $158,710,000 at September 30, 1997.

3. The fee of $699,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% of such assets in excess of $1.2 billion.

 The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. Fee waivers amounted to $140,000 for the year ended September 30, 1997.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1997, distribution expenses under the Plan were $94,000. As of September 30, 1997, accrued and unpaid distribution expenses were $6,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $143,000.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1997, aggregate amounts deferred and earnings thereon were $19,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $947,178,000 and $930,581,000, respectively, during the year ended September 30, 1997.
 Pursuant to the custodian agreement, the fund receives credit against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $8,000 includes no amounts paid by these credits rather than in cash.

  Report of Independent Accountants

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "fund") at September 30, 1997, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Los Angeles, California
October 31, 1997

1997 Tax Information (Unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All distributions paid by the fund during the fiscal year ended September 30, 1997 were exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099- DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1998 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1997 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


PER-SHARE DATA AND RATIOS
------------------------------------------------------          ------------------------ ----------------
                                                                   Year   ended September      30
                                                                ------------------------ ----------------
                                                                    1997    1996     1995    1994    1993
                                                                ------------------------ ----------------
Net Asset Value, Beginning of Year                                $1.00   $1.00    $1.00   $1.00   $1.00
                                                                ------------------------ ----------------
 Income from Investment Operations:
  Net investment income                                             .029    .029     .031    .020    .019
                                                                ------------------------ ----------------
   Total income from investment operations                          .029    .029     .031    .020    .019
                                                                ------------------------ ----------------
 Less Distributions:
  Dividends from net investment income                            (.029)  (.029)   (.031)  (.020)  (.019)
                                                                ------------------------ ----------------
   Total distributions                                            (.029)  (.029)   (.031)  (.020)  (.019)
                                                                ------------------------ ----------------
Net Asset Value, End of Year                                      $1.00   $1.00    $1.00   $1.00   $1.00
                                                                 ======= ======= =======  ======= =======
Total Return                                                       2.94%   2.91%    3.14%   1.98%   1.90%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                             $160    $144     $150    $170    $121
 Ratio of expenses to average net assets -
  before fee waiver                                                 .74%    .77%     .75%    .73%    .79%
 Ratio of expenses to average net assets -
  after fee waiver                                                  .65%    .65%     .65%   .65%     .65%
 Ratio of net income to average net assets                         2.94%   2.88%    3.09%   1.99%   1.88%


                                      PART C
                        THE TAX-EXEMPT MONEY FUND OF AMERICA
                                   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS:
  Included in Prospectus - Part A
   Financial Highlights
  Included in Statement of Additional Information - Part B
   Investment Portfolio   Notes to Financial Statements
   Statement of Assets and Liabilities Per-Share Data and Ratios
   Statement of Operations   Independent Accountants Report
   Statement of Changes in Net Assets

 (B) EXHIBITS:
     1. Copy of Declaration of Trust (December 2, 1988) and copy of Certificate of Amendment of Declaration of Trust (December 19, 1988).
     2. Copy of By-laws.
  3. None.
  4. None.
     5. Copy of Investment Advisory and Service Agreement dated October 2,
1989.
     6. Copy of Principal Underwriting Agreement dated October 2, 1989, form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement.
  7. None.
     8. Copy of form of Global Custody Agreement.
  9. On file (see SEC file No. 33-26431, Initial Form N-1A filed 1/9/89)
 10. Not applicable to this filing
 11. Consent of Independent Accountants
 12. None.
    13. Copy of investment letter from the Investment Adviser relating to initial shares dated September 26, 1989.
    14. Copies of model plans.
    15. Copy of Plan of Distribution (12b-1) dated October 2, 1989.
 16. On file (see SEC file No. 33-26431)
 17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

As of September 30, 1997


                            Number of

Title of Class              Record Holders



Shares of beneficial         5,299

interest (no par value)




ITEM 27. INDEMNIFICATION.

      Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an

ITEM 27. INDEMNIFICATION (CONTINUED)

employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

ITEM 27. INDEMNIFICATION (CONTINUED)

  (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(B) (1)                                          (2)           (3)



      NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES

       BUSINESS ADDRESS          WITH UNDERWRITER            WITH REGISTRANT



      David L. Abzug           Regional Vice President     None

      27304 Park Vista Road
      Van Nuys, CA 91301





      John A. Agar             Regional Vice President     None
      1501 N. University,
      Suite 227A
      Little Rock, AR
      72207



      Robert B. Aprison        Vice President              None

      2983 Bryn Wood Drive

      Madison, WI  53711



S     Richard L. Armstrong     Assistant Vice              None
                               President



L     William W. Bagnard       Vice President              None



      Steven L. Barnes         Senior Vice President       None

      8000 Town Line Avenue South

      Suite 204

      Minneapolis, MN 55438



B     Carl R. Bauer            Assistant Vice              None
                               President



      Michelle A. Bergeron      Vice President             None

      4160 Gateswalk Drive

      Smyrna, GA 30080



      Joseph T. Blair          Senior Vice President       None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard        Regional Vice President     None

      6421 Aberdeen Road

      Mission Hills, KS
      66208



      Ian B. Bodell            Senior Vice President       None

      P.O. Box 1665

      Brentwood, TN 37024-1665



      Michael L. Brethower     Vice President              None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown            Regional Vice President     None

      4129 Laclede Avenue

      St. Louis, MO  63108



L     Daniel C. Brown          Senior Vice President       None



H     J. Peter Burns           Vice President              None



      Brian C. Casey           Regional Vice President     None

      9508 Cable Drive

      Kensington, MD  20895



      Victor C. Cassato        Senior Vice President       None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80120



      Christopher J.           Senior Vice President       None
      Cassin

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL 60521



      Denise M. Cassin          Vice President             None

      1301 Stoney Creek Drive

      San Ramon, CA 94538



L     Larry P. Clemmensen      Director                    None



L     Kevin G. Clifford        Director, Senior Vice       None
                               President



      Ruth M. Collier          Vice President              None

      145 West 67th St., Ste. 12K

      New York, NY  10023



S     David Coolbaugh          Assistant Vice              None
                               President



      Thomas E. Cournoyer      Vice President              None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell     Senior Vice President       None

      4116 Woodbine Street

      Chevy Chase, MD 20815



L     Carl D. Cutting          Vice President              None



      Daniel J. Delianedis     Regional Vice President     None

      8689 Braxton Drive

      Eden Prairie, MN 55347



      Michael A. Dilella       Vice President              None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill          Senior Vice President       None

      505 E. Main Street

      Jenks, OK 74037



      Kirk D. Dodge            Senior Vice President       None

      325 E. Eisenhower Parkway
      Suite 106, #16

      Ann Arbor, MI  48103 48108



      Peter J. Doran           Senior Vice President       None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer        Secretary                   Vice President



      Robert W. Durbin         Vice President              None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards         Senior Vice President       None



L     Paul H. Fieberg          Senior Vice President       None



      John Fodor                Vice President             None

      15 Latisquama Road

      Southborough, MA 01772



L     Mark P. Freeman, Jr.     Director, President         None



      Clyde E. Gardner         Senior Vice President       None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford      Vice President              None



      Jeffrey J. Greiner        Vice President             None

      12210 Taylor Road

      Plain City, OH 43064



L     Paul G. Haaga, Jr.       Director                    Chairman of the Board



B     Mariellen Hamann         Assistant Vice President    None



      David E. Harper          Senior Vice President       None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey         Vice President              None

      6744 Avalon

      Dallas, TX  75214



      Robert S. Irish          Regional Vice President     None

      1225 Vista Del Mar Drive

      Delray Beach, FL 33483



L     Robert L. Johansen       Vice President,             None
                               Controller



      Michael J. Johnston      Chairman of the Board       None

      630 Fifth Avenue,
      36th Floor

      New York, NY 10111-0121



B     Damien M. Jordan         Vice President              None



      V. John Kriss            Senior Vice President       None

      P. O. Box 247

      Surfside, CA 90743



      Arthur J. Levine         Vice President              None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis            Assistant Vice President    None



      T. Blake Liberty         Regional Vice President     None

      1940 Blake Street, Suite 303

       Denver, CO 80202



L     Lorin E. Liesy           Assistant Vice President    None



L     Susan G. Lindgren        Vice President -            None
                               Institutional

                               Investment Services



S     Stella Lopez             Vice President              None



LW    Robert W. Lovelace       Director                    None



      Steve A. Malbasa          Vice President             None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel         Senior Vice President       None

      5241 South Race Street

      Littleton, CO  90121



L     J. Clifton Massar        Director, Senior Vice       None
                               President



L     E. Lee McClennahan       Senior Vice President       None



L     Jamie R. McCrary         Assistant Vice              None
                               President



S     John V. McLaughlin       Senior Vice President       None



      Terry W. McNabb          Vice President              None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat       Vice President -            None
                               Institutional

                               Investment Services



      David R. Murray          Vice President              None

      25701 S.E. 32nd Place

      Issaquah, WA  98027



      Stephen S. Nelson        Vice President              None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe           Regional Vice President     None

      304 River Oaks Road

      Brentwood, TN 37027



      Peter A. Nyhus           Regional Vice President     None

      3084 Wilds Ridge
      Court

      Prior Lake, MN 55372



      Eric P. Olson            Regional Vice President     None

      62 Park Drive

      Glenview, IL 60025



      Fredric Phillips         Vice President              None

      32 Ridge Avenue

      Newton Centre, MA  02159



B     Candance D. Pilgrim      Assistant Vice              None
                               President





      Carl S. Platou           Regional Vice President     None

      4021 96th Avenue,
      S.E.

      Mercer Island, WA
      98040



L     John O. Post             Vice President              None



S     Richard P. Prior         Assistant Vice              None
                               President



      Steven J. Reitman        Vice President              None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts          Vice President             None

      12025 Delmahoy Drive

      Charlotte, NC  28277



      George S. Ross           Senior Vice President       None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth            Vice President              None



L     James F. Rothenberg      Director                    None



      Douglas F. Rowe          Regional Vice President     None

      30008 Oakland Hills Drive

      Georgetown, TX 78628



      Christopher Rowey        Regional Vice President     None

      9417 Beverlywood Street

      Los Angeles, CA 90034



      Dean B. Rydquist         Vice President              None

      1080 Bay Point Crossing

      Alpharetta, GA 30202



      Richard R. Samson        Vice President              None

      4604 Glencoe Avenue, No. 4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti      Regional Vice President     None

      31465 St. Andrews

      Westlake, OH 44145



L     Daniel B. Seivert        Assistant Vice President    None



L     R. Michael Shanahan      Director                    None



      David W. Short           Director, Senior Vice       None
                               President

      1000 RIDC Plaza, Suite 212

      Pittsburgh, PA  15238

      William P. Simon,        Senior Vice President       None
      Jr.

      554 Canterbury Lane

      Berwyn, PA  19312



L     John C. Smith            Vice President -            None
                               Institutional

                               Investment Services



L     Mary E. Smith             Vice President -           None

                               Institutional Investment Services



      Rodney G. Smith          Vice President              None

      100 N. Central Expressway, Suite 1214

      Richardson, TX  75080



      Nicholas D.              Regional Vice President     None
      Spadaccini

      855 Markley Woods
      Way

      Cincinnati, OH 45230



L     Kristen J. Spazafumo     Assistant Vice              None
                               President



      Daniel S. Spradling      Senior Vice President       None

      4 West Fourth Avenue, Suite 406

      San Mateo, CA  94402



B     Max D. Stites            Vice President              None



      Thomas A. Stout          Regional Vice President     None

      12913 Kendale Lane

      Bowie, MD 20715



      Craig R. Strauser        Regional Vice President     None

      3 Dover Way

      Lake Oswego, OR 97034



      Francis N. Strazzeri      Vice President             None

      31641 Saddletree
      Drive

      Westlake Village, CA
      91361



L     Drew W. Taylor           Assistant Vice              None
                               President



S     James P. Toomey           Vice President             None



I     Christopher E. Trede      Vice President             None



      George F. Truesdail      Vice President              None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith     Regional Vice President     None

      60 Reedland Woods Way

      Tiburon, CA 94920



H     Andrew J. Ward           Vice President
                                                None



L     David M. Ward             Vice President -           None

                               Institutional
                               Investment Services





      Thomas E. Warren         Regional Vice President     None

      1701 Starling Drive

      Sarasota, FL  34231



L     J. Kelly Webb            Senior Vice President,      None
                               Treasurer



      Gregory J. Weimer        Vice President              None

      125 Surrey Drive

      Canonsburg, PA  15317



B     Timothy W. Weiss         Director                    None



      N. Dexter Williams       Senior Vice President       None
      25 Whitside Court
      Danville, CA 94526



      Timothy J. Wilson        Regional Vice President     None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly         Vice President             None



H     Marshall D. Wingo        Director, Senior Vice       None
                               President



L     Robert L. Winston        Director, Senior Vice       None
                               President



      Laurie B. Wood           Regional Vice President     None

      3500 W. Camino de Urania

      Tucson, AZ 85741



      William R. Yost          Regional Vice President     None

      9320 Overlook Trail

      Eden Prairie, MN
      55347



      Janet M. Young           Regional Vice President     None

      1616 Vermont

      Houston, TX  77006



      Scott D. Zambon          Regional Vice President     None

      320 Robinson Drive

      Tustin Ranch, CA 92782



_____________________
L  Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B  Business Address, 135 South State College Boulevard, Brea, CA  92621
S  Business Address, 8000 IH-10, Suite 1400, San Antonio, TX  78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I  Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821 and 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23514 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of November, 1997.

   THE TAX-EXEMPT MONEY FUND OF AMERICA

   By /s/ Paul G. Haaga, Jr.
       Paul G. Haaga, Jr., Chairman of the Board

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 25, 1997, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Paul G. Haaga, Jr.                         Chairman of the
                                                        Board

              Paul G. Haaga, Jr.



(2)      Principal Financial Officer and Principal Accounting
         Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            Anthony W. Hynes, Jr.





(3)      Trustees:

         H. Frederick Christie*                         Trustee

         Don R. Conlan*                                 Trustee

         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee

         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         Trustee

             Abner D. Goldstine



         /s/ Paul G. Haaga, Jr.                         Chairman of the
                                                        Board

              Paul G. Haaga, Jr.



         Herbert Hoover III*                            Trustee

         Richard G. Newman*                             Trustee

         Peter C. Valli*                                Trustee




*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

      /s/ Michael J. Downer
     Michael J. Downer